Summary of Significant Accounting Policies (Details) - USD ($)							12 Months Ended
	Mar. 30, 2022	Mar. 16, 2022	Mar. 15, 2022	Mar. 15, 2022	Mar. 14, 2022	May 29, 2020	Dec. 31, 2020	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021
Financing Receivable, Impaired [Line Items]
Cash						$ 68,900,000	$ 56,363,000	$ 172,778,000	$ 12,342,000	$ 36,497,000
Working capital								$ 175,000,000.0	$ 6,100,000
Sprott Credit Agreement | Line of Credit
Financing Receivable, Impaired [Line Items]
Principal prepayment	$ 10,000,000.0
Principal prepaid	$ 13,900,000	$ 10,000,000.0
Private Placement
Financing Receivable, Impaired [Line Items]
Number of shares issued (in shares)					46,816,480	7,600,000
Offering price (in dollars per share)					$ 1.193	$ 10.00
Proceeds from private placement and forward purchase contract					$ 55,900,000	$ 76.0	$ 75,963,000
Common Stock
Financing Receivable, Impaired [Line Items]
Proceeds from issuance of equity			$ 138,600,000	$ 194,400,000
Number of shares issued (in shares)			89,553,584
Sale of stock, consideration received per transaction			$ 500,000,000.0